Investments in Associates and Joint Ventures - Summary of Financial Information of Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018	Jan. 01, 2017
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	₩ 12,157,814	₩ 9,828,525		₩ 11,117,433	₩ 9,866,302
Non-current assets	20,316,306	20,067,196		20,135,256	20,948,278
Current liabilities	9,394,123	9,474,162		9,744,055	9,539,195
Non-current liabilities	8,421,507	7,238,205		₩ 7,318,441	₩ 8,358,443
Operating revenue	23,436,050	23,546,929	₩ 23,164,202
Profit (loss) for the year	719,412	546,341	831,845
Other comprehensive income	(54,628)	(68,288)	(5,670)
Total comprehensive income	664,784	478,053	₩ 826,175
Korea Information & Technology Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	118,024	144,874
Non-current assets	326,740	273,727
Operating revenue	59,524	36,462
Profit (loss) for the year	45,110	12,825
Other comprehensive income	(13,422)	1,868
Total comprehensive income	31,688	14,693
Dividends received from associates	1,842	739
KT-SB Venture Investment Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	4,322	120
Non-current assets	4,624	5,770
Current liabilities	6	6
Operating revenue		3
Profit (loss) for the year	3,056	(1,449)
Total comprehensive income	3,056	(1,449)
KT-IBKC future investment fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	19,922	5,499
Non-current assets		16,302
Current liabilities		152
Operating revenue	2,665	15
Profit (loss) for the year	2,057	(593)
Total comprehensive income	2,057	(593)
KT-CKP New Media Investment Fund [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	25	287
Non-current assets	540	4,333
Operating revenue	371	1,593
Profit (loss) for the year	(629)	1,632
Total comprehensive income	(629)	1,632
K Bank Inc. [member]
Disclosure of information about unconsolidated structured entities controlled by investment entity [line items]
Current assets	2,094,152	1,258,969
Non-current assets	90,505	92,137
Current liabilities	1,901,389	1,116,154
Non-current liabilities	3,185	1,177
Operating revenue	66,787	20,926
Profit (loss) for the year	(79,671)	(83,787)
Other comprehensive income	1,432	(746)
Total comprehensive income	₩ (78,440)	₩ (84,533)